Acquisitions - Natural Gas Liquids Terminal Business (Details) $ in Thousands					3 Months Ended								12 Months Ended
	May 14, 2019 USD ($)	Apr. 10, 2019 USD ($)	Apr. 03, 2019 USD ($)	Mar. 01, 2019 USD ($) facility	Mar. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Sep. 30, 2018 USD ($)	Jun. 30, 2018 USD ($)	Mar. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Sep. 30, 2017 USD ($)	Jun. 30, 2017 USD ($)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 USD ($)
Business Acquisition
Ownership interest					0.00%			50.00%					0.00%
Total consideration to acquire businesses	$ 892,500	$ 53,000	$ 13,000
Fair Value of Assets Acquired and Liabilities Assumed
Goodwill					$ 1,113,149				$ 1,173,223				$ 1,113,149	$ 1,173,223	$ 1,289,905
Revenues					3,849,121	$ 4,596,452	$ 5,115,975	$ 4,259,072	3,267,961	$ 2,909,999	$ 2,239,732	$ 1,953,080	17,820,620	10,370,772	7,477,522
Operating income													76,729	163,832	228,535
Liquids Facilities 2019 Acquisitions Acquisition Accounting In Process
Business Acquisition
Number of terminals acquired | facility				5
Total consideration to acquire businesses				$ 103,400
Fair Value of Assets Acquired and Liabilities Assumed
Inventories					15,370								15,370
Other current assets					667								667
Property, plant and equipment					42,413								42,413
Goodwill					20,472								20,472
Intangible assets					26,900								26,900
Investments in unconsolidated entities					204								204
Current liabilities					(2,128)								(2,128)
Other noncurrent liabilities					(524)								(524)
Fair value of net assets acquired					103,374								103,374
Revenues													22,700
Operating income													2,400
General and administrative expense													500
Liquids
Fair Value of Assets Acquired and Liabilities Assumed
Goodwill					$ 103,421				$ 149,169				103,421	149,169	266,046
Operating segment | Liquids
Fair Value of Assets Acquired and Liabilities Assumed
Revenues													2,415,041	2,215,985	1,537,172
Operating income													$ (2,910)	$ (93,113)	$ 43,252
Natural gas liquids terminal company | Operating segment | Liquids | Liquids Facilities 2019 Acquisitions Acquisition Accounting In Process
Business Acquisition
Ownership interest				50.00%